FRESNILLO OBLIGATION (Details) - Fresnillo obligation - USD ($)		12 Months Ended
	Feb. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Consideration for right to mine		$ 62,800,000
Percentage of interest payable	5.00%
Borrowinng costs capitaliised		1,654,000	$ 0
Upon receipt of COFECE approval
Borrowings
Consideration for right to mine		25,000,000
Earlier of December 1, 2022, and 12 months following the commencement of commercial production
Borrowings
Consideration for right to mine		15,000,000
At the Camino Rojo Project
Borrowings
Consideration for right to mine		$ 22,800,000